CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of Goods Sold
Share-based compensation expense	$ 220,352	$ 114,824	$ 138,426
Cost of Services
Share-based compensation expense	11,436	6,236	8,631
Research and Development Expense
Share-based compensation expense	254,609	181,105	225,092
Selling and Marketing Expense
Share-based compensation expense	434,128	316,499	198,857
General and Administrative Expense
Share-based compensation expense	$ 1,076,459	$ 1,132,758	$ 1,087,453